INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Abstract]
Disclosure of detailed information about money market operations recognized as liabilities [Text Block]
The following table sets forth information regarding the money market operations recognized as liabilities in the statement of financial position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2018	December 31, 2017

In millions of COP
Interbank Deposits
Interbank liabilities	1,374,222	1,084,591
Total interbank	1,374,222	1,084,591
Repurchase agreements and other similar secured borrowing
Short selling operations	136,786	607,536
Temporary transfer of securities	2,178,769	2,628,592
Total Repurchase agreements and other similar secured borrowing (1)	2,315,555	3,236,128
Total money market transactions	3,689,777	4,320,719

(1)	Total repo liabilities have maturities of less than 30 days.

Disclosure of detailed information about repurchases and resale transactions [Text Block]
The table below presents repurchases and resale transactions included in the consolidated statement of financial position at December 31, 2018 and 2017:

As of December 31, 2018

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements (1)	931,820	-	931,820	(931,820)	-
Securities sold under repurchase agreements	(2,315,555)	-	(2,315,555)	2,315,555	-
Total repurchase and resale agreements	(1,383,735)	-	(1,383,735)	1,383,735	-

(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.

As of December 31, 2017

	Assets / liabilities gross	Amounts offset in the statement of financial position	Net balance presented in the statement of financial position	Financial instruments as collaterals	Assets / liabilities net
In millions of COP
Securities purchased under resale agreements (1)	881,061	-	881,061	(881,061)	-
Securities sold under repurchase agreements	(3,236,128)	-	(3,236,128)	3,236,128	-
Total repurchase and resale agreements	(2,355,067)	-	(2,355,067)	2,355,067	-

(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.